Financial expense (Details) - Consolidated entity - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial expense [Line items]
Recoverable cash advances, Accretion of interest	€ 882	€ 772	€ 575
Interest and bank charges	296	151	33
Interest on lease liabilities	90	47	17
Exchange differences	448	20	115
Other	356
Total Financial expense	€ 2,072	€ 990	€ 740